Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Commitments and Contingencies
Equity stake offered (in percent)	1.00%
Contractual Obligation, Fiscal Year Maturity [Abstract]
Year ending December 31, 2021	$ 14,598
Year ending December 31, 2022	6,065
Year ending December 31, 2023	2,684
Year ending December 31, 2024	1,513
Year ending December 31, 2025	10,537
Thereafter	24,577
Total	$ 59,974